Note 10 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Amount	$ 57,882
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Customer Relationships [Member]
Amount	$ 43,665
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Trademarks and Trade Names [Member]
Amount	$ 310
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Other Intangible Assets [Member]
Amount	$ 13,907
Finite-Lived Intangible Asset, Useful Life (Year)	10 years